Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

	December 31, 2022	December 31, 2021
Advances to suppliers	$715	$402
Prepaid expenses and other	6,673	5,865
Derivatives (Note 23)	3,237	—
Note receivable (Note 23)	10,243	—
Advances to employees	667	458
Value added taxes recoverable	12,246	15,109
	$33,781	$21,834